Cover	3 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	IR-Med, INC.
Entity Central Index Key	0001839133
Entity Tax Identification Number	84-4516398
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	ZHR Industrial Zone
Entity Address, City or Town	Rosh Pina
City Area Code	972
Local Phone Number	4-655-5054
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	Jun. 24, 2024
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	50 West Liberty Street
Entity Address, Address Line Two	Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
Contact Personnel Name	Nevada Agency and Transfer Company